Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Derivative Instruments

$ millions, as at October 31		2018		2017
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$19,318	$19,204	$21,352	$21,275
ALM (Note 2)
Designated accounting hedges (Note 13)	1,566	1,303	2,454	1,222
Economic hedges (1)	547	466	536	774
	$21,431	$20,973	$24,342	$23,271

(1)	Comprises derivatives not designated in hedge accounting relationships under IAS 39.

Summary of Notional Amounts

The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2018		2017
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$13,843	$25	$–	$13,868	$5,925	$7,943	$5,352	$4,496
Centrally cleared forward rate agreements	230,383	43,145	–	273,528	273,528	–	235,787	–
Swap contracts	49,556	171,052	74,089	294,697	242,620	52,077	243,136	77,429
Centrally cleared swap contracts	1,166,780	1,079,707	327,149	2,573,636	2,264,721	308,915	1,782,769	263,629
Purchased options	6,308	4,688	792	11,788	8,697	3,091	7,813	5,038
Written options	7,396	4,278	584	12,258	10,417	1,841	6,086	2,072
	1,474,266	1,302,895	402,614	3,179,775	2,805,908	373,867	2,280,943	352,664
Exchange-traded
Futures contracts	74,461	26,765	78	101,304	99,156	2,148	72,362	1,036
Purchased options	7,273	–	–	7,273	7,273	–	3,850	–
Written options	2,500	–	–	2,500	2,500	–	2,500	–
	84,234	26,765	78	111,077	108,929	2,148	78,712	1,036
Total interest rate derivatives	1,558,500	1,329,660	402,692	3,290,852	2,914,837	376,015	2,359,655	353,700
Foreign exchange derivatives
Over-the-counter
Forward contracts	400,397	7,462	839	408,698	387,509	21,189	293,292	6,240
Swap contracts	273,924	60,250	24,108	358,282	299,073	59,209	258,668	61,385
Purchased options	19,096	1,405	63	20,564	20,562	2	22,861	16
Written options	21,060	1,419	64	22,543	22,513	30	23,009	25
	714,477	70,536	25,074	810,087	729,657	80,430	597,830	67,666
Exchange-traded
Futures contracts	11	–	–	11	11	–	1	–
Total foreign exchange derivatives	714,488	70,536	25,074	810,098	729,668	80,430	597,831	67,666
Credit derivatives
Over-the-counter
Total return swap contracts – protection sold	–	–	–	–	–	–	–	–
Credit default swap contracts – protection purchased	22	372	365	759	634	125	376	111
Centrally cleared credit default swap contracts – protection purchased	–	404	197	601	443	158	1,016	155
Credit default swap contracts – protection sold	26	76	157	259	157	102	343	111
Centrally cleared credit default swap contracts – protection sold	–	13	198	211	211	–	258	–
Total credit derivatives	48	865	917	1,830	1,445	385	1,993	377
Equity derivatives
Over-the-counter	79,276	22,876	94	102,246	100,762	1,484	73,064	1,143
Exchange-traded	60,654	20,275	1,109	82,038	82,038	–	54,897	–
Total equity derivatives	139,930	43,151	1,203	184,284	182,800	1,484	127,961	1,143
Precious metal derivatives
Over-the-counter	4,880	19	–	4,899	4,899	–	3,154	–
Exchange-traded	1,057	34	–	1,091	1,091	–	2,929	–
Total precious metal derivatives	5,937	53	–	5,990	5,990	–	6,083	–
Other commodity derivatives
Over-the-counter	16,045	14,738	2,478	33,261	33,261	–	27,628	3
Centrally cleared commodity derivatives	21	8	–	29	29	–	27	–
Exchange-traded	17,177	9,331	444	26,952	26,952	–	20,363	–
Total other commodity derivatives	33,243	24,077	2,922	60,242	60,242	–	48,018	3
Total notional amount of which:	$2,452,146	$1,468,342	$432,808	$4,353,296	$3,894,982	$458,314	$3,141,541	$422,889
Over-the-counter (1)	2,289,013	1,411,937	431,177	4,132,127	3,675,961	456,166	2,984,639	421,853
Exchange-traded	163,133	56,405	1,631	221,169	219,021	2,148	156,902	1,036

(1)

For OTC derivatives that are not centrally cleared, $1,064.5 billion (2017: $933.8 billion) are with counterparties that have two-way collateral posting arrangements, $33.8 billion (2017: $17.3 billion) are with counterparties that have one-way collateral posting arrangements, and $185.8 billion (2017: $171.8 billion) are with counterparties that have no collateral posting arrangements. All counterparties with whom we have one-way collateral posting arrangements are sovereign entities.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2018					2017
	Current replacement cost			Credit equivalent amount (1)	Risk- weighted amount	Current replacement cost			Credit equivalent amount (1)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$113	$–	$113	$39	$2	$56	$1	$57	$29	$3
Swap contracts	4,603	773	5,376	5,359	539	6,968	1,065	8,033	4,993	653
Purchased options	92	11	103	20	8	153	3	156	55	22
	4,808	784	5,592	5,418	549	7,177	1,069	8,246	5,077	678
Exchange-traded	1	–	1	170	5	–	–	–	88	2
	4,809	784	5,593	5,588	554	7,177	1,069	8,246	5,165	680
Foreign exchange derivatives
Over-the-counter
Forward contracts	2,916	117	3,033	3,793	1,017	3,603	87	3,690	3,644	938
Swap contracts	4,825	1,205	6,030	4,528	886	6,028	1,707	7,735	4,350	847
Purchased options	240	–	240	259	83	217	1	218	310	81
	7,981	1,322	9,303	8,580	1,986	9,848	1,795	11,643	8,304	1,866
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	115	–	115	46	9	130	–	130	90	10
– protection sold	3	–	3	3	–	11	–	11	6	–
	118	–	118	49	9	141	–	141	96	10
Equity derivatives
Over-the-counter	1,951	7	1,958	2,259	535	1,197	126	1,323	2,033	520
Exchange-traded	1,659	–	1,659	4,131	116	1,541	–	1,541	2,837	84
	3,610	7	3,617	6,390	651	2,738	126	2,864	4,870	604
Precious metal derivatives
Over-the-counter	63	–	63	62	23	40	–	40	43	19
Exchange-traded	143	–	143	17	1	186	–	186	24	1
	206	–	206	79	24	226	–	226	67	20
Other commodity derivatives
Over-the-counter	2,527	–	2,527	4,046	1,523	1,138	–	1,138	2,314	902
Exchange-traded	67	–	67	1,480	59	84	–	84	1,003	40
	2,594	–	2,594	5,526	1,582	1,222	–	1,222	3,317	942
Non-trade exposure related to central counterparties					224					176
Common equity tier 1 (CET1) CVA charge					4,236					3,498
Total derivatives before netting	19,318	2,113	21,431	26,212	9,266	21,352	2,990	24,342	21,819	7,796
Less: effect of netting			(11,789)					(13,977)
Total derivatives			$9,642	$26,212	$9,266			$10,365	$21,819	$7,796

(1)

Sum of current replacement cost and potential future exposure, adjusted for master netting agreements and the impact of collateral amounting to $5,036 million (2017: $4,359 million). The collateral comprises cash of $3,961 million (2017: $3,534 million) and government securities of $1,075 million (2017: $825 million). Of the collateral, $5,020 million (2017: $4,341 million) relates to eligible financial collateral for AIRB exposures that is reflected in the loss given default risk variable used in the determination of risk-weighted assets.